Accounts Payable	12 Months Ended
Dec. 31, 2019
Accounts Payable [Abstract]
Accounts Payable

NOTE 9 – ACCOUNTS PAYABLE

Accounts payable as of December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Creditors	$4,578	$1,744
Brokers	2,328	2,262
Professional and legal fees	1,567	833

Total accounts payable	$8,473	$4,839